Condensed Consolidated Statements of Changes In Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022	$ 50	$ 897,308	$ 465,572	$ 4,959,591	$ (248,632)	$ 6,073,889
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net income (loss) for the period				562,327		562,327
Foreign currency translation adjustment					(244,187)	(244,187)
Balance at Jun. 30, 2023	$ 50	897,308	465,572	5,521,918	(492,819)	6,392,029
Balance (in Shares) at Jun. 30, 2023	5,000,000
Balance at Dec. 31, 2023	$ 50	897,308	465,572	6,466,293	(382,372)	7,446,851
Balance (in Shares) at Dec. 31, 2023	5,000,000
Net income (loss) for the period				(265,842)		(265,842)
Shares issued in connection with initial public offering	$ 12	2,314,837				2,314,849
Shares issued in connection with initial public offering (in Shares)	1,207,500
Foreign currency translation adjustment					(12,400)	(12,400)
Balance at Jun. 30, 2024	$ 62	$ 3,212,145	$ 465,572	$ 6,200,451	$ (394,772)	$ 9,483,458
Balance (in Shares) at Jun. 30, 2024	6,207,500